COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Other income (expense)	$ (146,443)	$ (347,013)
Expense Support Agreement | Variable Interest Entity, Not Primary Beneficiary
Other Commitments [Line Items]
Other income (expense)	$ 144,721	$ 347,013